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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.4%
		Banks: 31.6%
37,300		Associated Banc-Corp.	$993,299
94,548		Bank of America Corp.	3,584,315
40,387		Bank of New York Mellon Corp.	1,685,350
32,300		Cullen/Frost Bankers, Inc.	1,713,192
37,900		PNC Financial Services Group, Inc.	2,485,103
50,805		Prosperity Bancshares, Inc.	1,456,071
34,800		State Street Corp.	2,749,200
118,218		US Bancorp.	3,825,534
70,517		Wachovia Corp.	1,903,959
140,908		Wells Fargo & Co.	4,100,423
			24,496,446
		Commercial Services: 3.2%
40,312	@	Visa, Inc.	2,513,856
			2,513,856
		Diversified Financial Services: 22.9%
14,959	@	Affiliated Managers Group, Inc.	1,357,380
141,717		Citigroup, Inc.	3,035,578
31,123		Fannie Mae	819,157
24,995		Freddie Mac	632,873
8,590		Goldman Sachs Group, Inc.	1,420,700
48,951		Invesco Ltd.	1,192,446
111,166		JPMorgan Chase & Co.	4,774,580
28,116		Merrill Lynch & Co., Inc.	1,145,446
15,065		Morgan Stanley	688,471
25,790		Nyse Euronext	1,591,501
68,100	@	TD Ameritrade Holding Corp.	1,124,331
			17,782,463
		Insurance: 29.8%
38,194	@@	ACE Ltd.	2,102,962
20,359		Aflac, Inc.	1,322,317
64,932		American International Group, Inc.	2,808,309
18,600		Assurant, Inc.	1,131,996
19,485		Hartford Financial Services Group, Inc.	1,476,378
33,939		Lincoln National Corp.	1,764,828
34,800		Metlife, Inc.	2,097,048
21,700		Principal Financial Group, Inc.	1,209,124
67,200		Protective Life Corp.	2,725,632
14,385		Prudential Financial, Inc.	1,125,626
18,900		Reinsurance Group of America	1,028,916
30,700		Stancorp Financial Group, Inc.	1,464,697
37,288		Travelers Cos., Inc.	1,784,231
32,200	@@	Willis Group Holdings Ltd.	1,082,242
			23,124,306
		Savings & Loans: 1.3%
57,637		People’s United Financial, Inc.	997,696
			997,696
		Software: 1.6%
26,200	@	Fiserv, Inc.	1,259,958
			1,259,958
		Total Common Stock
		(Cost $77,768,507)	70,174,725
REAL ESTATE INVESTMENT TRUSTS: 4.3%
		Diversified: 1.7%
15,527		Digital Realty Trust, Inc.	551,209
24,900		Liberty Property Trust	774,639
			1,325,848
		Office Property: 0.8%
26,904		Douglas Emmett, Inc.	593,502
			593,502
		Real Estate: 1.0%
16,600		Home Properties, Inc.	796,634
			796,634
		Regional Malls: 0.8%
9,500		Macerich Co.	667,565
			667,565
		Total Real Estate Investment Trusts
		(Cost $3,966,494)	3,383,549
		Total Long-Term Investments
		(Cost $81,735,001)	73,558,274

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 4.9%
		Mutual Fund: 4.4%
3,400,000	**	ING Institutional Prime Money Market Fund		$3,400,000
		Total Mutual Fund
		(Cost $3,400,000)		3,400,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$376,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $376,024 to be received upon repurchase (Collateralized by $355,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $385,356, due 11/18/11)		$376,000
		Total Repurchase Agreement
		(Cost $376,000)		376,000
		Total Short-Term Investments
		(Cost $3,776,000)		3,776,000
		Total Investments in Securities
		(Cost $85,511,001)*	99.6%	$77,334,274
		Other Assets and Liabilities — Net	0.4	302,791
		Net Assets	100.0%	$77,637,065

@	Non-income producing security
@@	Foreign Issuer
**	Investment in affiliate
*	Cost for federal income tax purposes is $85,649,720.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,271,257
	Gross Unrealized Depreciation	(10,586,703)
	Net Unrealized Depreciation	$(8,315,446)

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$76,958,274	$—
Level 2- Other Significant Observable Inputs	376,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$77,334,274	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 97.7%
		Advertising: 0.3%
$27,000	C	Lamar Media Corp., 6.625%, due 08/15/15	$23,895
185,000	C	Visant Corp., 7.625%, due 10/01/12	180,838
			204,733
		Airlines: 1.4%
390,000	C	AMR Corp., 8.608%, due 04/01/11	374,400
300,276	C	Continental Airlines, Inc., 7.461%, due 04/01/15	279,257
310,000		United Air Lines, Inc., 6.932%, due 09/01/11	359,600
			1,013,257
		Apparel: 0.1%
53,000	C	Perry Ellis International, Inc., 8.875%, due 09/15/13	50,880
			50,880
		Auto Manufacturers: 2.1%
1,086,250		Ford Motor Co., 5.579%, due 11/29/13	892,931
600,000	C	General Motors Corp., 7.125%, due 07/15/13	463,500
205,000	C	General Motors Corp., 8.375%, due 07/15/33	145,550
			1,501,981
		Auto Parts & Equipment: 0.3%
220,000	C	United Components, Inc., 9.375%, due 06/15/13	202,675
			202,675
		Banks: 2.5%
280,000	C	BAC Capital Trust VI, 5.625%, due 03/08/35	235,782
196,000	C	Bank of America Corp., 8.000%, due 01/30/18	196,566
287,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	287,000
440,000	C	SunTrust Capital VIII, 6.100%, due 12/15/36	349,417
380,000	C	Wachovia Corp., 7.980%, due 02/08/49	374,503
390,000	C	Wells Fargo Capital X, 5.950%, due 12/15/36	352,524
			1,795,792
		Beverages: 0.9%
515,000	C	Constellation Brands, Inc., 7.250%, due 05/15/17	502,125
175,000	C	Constellation Brands, Inc., 8.375%, due 12/15/14	181,125
			683,250
		Building Materials: 0.4%
300,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	288,000
6,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	5,865
			293,865
		Chemicals: 2.8%
390,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	415,350
480,000	C	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	433,200
465,000	&, C	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	406,875
530,000	@@, C	Nova Chemicals Corp., 7.863%, due 11/15/13	446,525
335,000	C	PolyOne Corp., 8.875%, due 05/01/12	340,025
			2,041,975
		Commercial Services: 3.6%
13,000	C	Ahern Rentals, Inc., 9.250%, due 08/15/13	10,368
605,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	344,850
280,000	C	Aramark Services, Inc., 6.739%, due 02/01/15	248,500
420,000	C	Aramark Services, Inc., 8.500%, due 02/01/15	423,150
785,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	639,775
37,000	C	Geo Group, Inc., 8.250%, due 07/15/13	37,463
350,000	C	Hertz Corp., 8.875%, due 01/01/14	333,375
370,000	C	Hertz Corp., 10.500%, due 01/01/16	348,263
435,000	C	Neff Corp., 10.000%, due 06/01/15	208,800
14,000	#, C	Viant Holdings, Inc., 10.125%, due 07/15/17	11,410
			2,605,954
		Computers: 1.6%
360,000	#, C	Ceridian Corp., 11.250%, due 11/15/15	308,700
360,000	&, #, C	Ceridian Corp., 12.250%, due 11/15/15	301,500
550,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	558,250
			1,168,450
		Diversified Financial Services: 13.9%
852	C	AES Red Oak, LLC, 8.540%, due 11/30/19	857
595,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	615,825
300,000	#, C	Biomet, Inc., 10.000%, due 10/15/17	315,750
400,000	#, C	Biomet, Inc., 11.625%, due 10/15/17	402,000
460,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	347,300
41,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	29,315
320,000		Ford Motor Credit Co., 5.460%, due 01/13/12	236,910
620,000		Ford Motor Credit Co., 7.160%, due 04/15/12	582,727
250,000		Ford Motor Credit Co., 7.250%, due 10/25/11	205,508
165,000		Ford Motor Credit Co., 7.800%, due 06/01/12	136,218
915,000		Ford Motor Credit Co., 9.875%, due 08/10/11	816,493
240,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	170,056
895,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	685,489
230,000	&, C	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.875%, due 04/01/15	236,325
645,000	C, W	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 9.750%, due 04/01/17	645,000

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$420,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	$452,550
410,000	C	JP Morgan Chase Capital XVIII, 6.950%, due 08/17/36	378,752
350,000	C	KAR Holdings, Inc., 8.750%, due 05/01/14	313,250
660,000	&, #, C	Local TV Finance, LLC, 9.250%, due 06/15/15	532,125
645,000	#, C	Nuveen Investments, Inc., 10.500%, due 11/15/15	556,313
670,030	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	633,179
420,000	&, C	PNA Intermediate Holding Corp., 10.065%, due 02/15/13	328,650
132,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	135,630
505,000	C	Residential Capital Corp., 8.375%, due 06/30/10	256,288
280,000	C	Residential Capital Corp., 8.875%, due 06/30/15	137,200
200,000	C	Residential Capital, LLC, 8.000%, due 02/22/11	99,000
345,000	#, C	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	296,700
615,000	C, S	Universal City Florida Holding Co. I/II, 7.989%, due 05/01/10	599,625
			10,145,035
		Electric: 6.7%
415,000	C	AES Corp., 8.000%, due 10/15/17	422,263
231,000	#, C	AES Corp., 8.750%, due 05/15/13	241,395
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	75,615
465,000	C	Edison Mission Energy, 7.000%, due 05/15/17	465,000
745,000	#, C	Energy Future Holdings, 10.875%, due 11/01/17	756,175
58,200	C	Homer City Funding, LLC, 8.734%, due 10/01/26	62,274
410,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	430,500
78,387	C	Midwest Generation, LLC, 8.300%, due 07/02/09	79,955
431,592	C	Midwest Generation, LLC, 8.560%, due 01/02/16	468,277
680,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	690,200
230,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	229,425
205,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	205,000
740,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	740,925
			4,867,004
		Electrical Components & Equipment: 0.1%
42,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	40,635
			40,635
		Entertainment: 2.8%
25,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	21,313
700,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	658,875
215,000	+, C	Marquee Holdings, Inc., 12.000%, due 08/15/14	161,788
280,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	247,800
387,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	366,683
310,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	275,900
440,000	C	Warner Music Group - Old, 7.375%, due 04/15/14	341,000
			2,073,359
		Environmental Control: 2.5%
630,000	C	Allied Waste North America, Inc., 7.250%, due 03/15/15	632,363
825,000	C	Waste Services, Inc., 9.500%, due 04/15/14	794,063
425,000	C	WCA Waste Corp., 9.250%, due 06/15/14	426,063
			1,852,489
		Food: 0.7%
25,000	C	Ahold Finance USA, Inc., 8.250%, due 07/15/10	26,896
375,000	C	Dean Foods Co., 7.000%, due 06/01/16	330,000
28,000	C	Del Monte Corp., 8.625%, due 12/15/12	28,630
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	42,570
115,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	115,863
			543,959
		Forest Products & Paper: 4.7%
380,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	166,250
450,000	@@, C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	204,750
585,000	@@, C	Catalyst Paper Corp., 8.625%, due 06/15/11	489,938
490,000	C	Domtar Corp., 5.375%, due 12/01/13	431,200
135,000	C	Domtar Corp., 7.125%, due 08/15/15	127,913
265,000	C	Exopack Holding Corp., 11.250%, due 02/01/14	243,800
80,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	75,400
340,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	287,300
31,000	C	Neenah Paper, Inc., 7.375%, due 11/15/14	27,280
640,000	C	NewPage Corp., 12.000%, due 05/01/13	644,800
135,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 6.989%, due 08/01/14	114,750
450,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	436,500
170,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	156,825
			3,406,706
		Healthcare - Products: 1.1%
452,000	#, C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	461,040
390,000	C	Boston Scientific Corp., 6.250%, due 11/15/15	365,625
			826,665
		Healthcare - Services: 5.8%
470,000	C	Centene Corp., 7.250%, due 04/01/14	439,450
340,000	C	DaVita, Inc., 7.250%, due 03/15/15	333,200
660,000	C	HCA, Inc., 9.250%, due 11/15/16	686,400
1,025,000	&, C	HCA, Inc., 9.625%, due 11/15/16	1,066,000
535,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	535,000
535,000	C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	518,950
315,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	297,675
400,000	&, C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	372,000
			4,248,675

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Holding Companies - Diversified: 0.6%
$470,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	$415,950
			415,950
		Home Builders: 0.2%
288,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	139,680
			139,680
		Home Furnishings: 0.3%
245,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	248,063
			248,063
		Household Products/Wares: 1.7%
365,000	C	American Achievement Corp., 8.250%, due 04/01/12	327,588
350,000	C	Jarden Corp., 7.500%, due 05/01/17	308,000
615,000	+, C	Visant Holding Corp., Discount Note, due 12/01/13	578,100
			1,213,688
		Investment Companies: 1.2%
840,000	@@, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	855,750
			855,750
		Iron/Steel: 0.2%
155,000	&, C	Metals USA Holdings Corp., 8.698%, due 07/01/12	116,250
			116,250
		Leisure Time: 0.6%
510,000	C	Travelport, LLC, 11.875%, due 09/01/16	436,050
			436,050
		Lodging: 2.1%
400,000		Green Valley Ranch Gaming, 8.610%, due 08/06/14	318,500
420,000	#, C	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	355,950
635,000	C	MGM Mirage, 7.500%, due 06/01/16	574,675
365,000	#, C	Seminole Hard Rock Entertainment, Inc., 5.300%, due 03/15/14	291,088
			1,540,213
		Machinery - Diversified: 0.0%
27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	28,080
			28,080
		Media: 9.6%
370,000	C	American Media Operations, Inc., 10.250%, due 05/01/09	249,750
13,453	#, C	American Media Operations, Inc., 10.250%, due 05/01/09	9,081
25,000		Cablevision Systems Corp., 7.133%, due 04/01/09	24,938
115,000	C	Charter Communications Holdings II, LLC, 10.250%, due 10/01/13	99,188
680,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	615,400
380,000	#, C	Charter Communications, Inc., 10.875%, due 09/15/14	376,200
178,000		CSC Holdings, Inc., 7.625%, due 04/01/11	176,888
655,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	571,488
90,000	C	Dex Media, Inc., 8.000%, due 11/15/13	66,150
550,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	515,625
960,000	C	Idearc, Inc., 8.000%, due 11/15/16	626,400
365,000	#, C	ION Media Networks, Inc., 8.960%, due 01/15/13	274,663
350,000		Liberty Media, LLC, 8.250%, due 02/01/30	295,475
430,000	C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	363,350
485,000	+, C	Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	473,481
740,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	641,025
400,000	C	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	400,000
370,000	@@, C	Quebecor Media, Inc., 7.750%, due 03/15/16	339,475
810,000	#, C	R.H. Donnelley Corp., 8.875%, due 10/15/17	510,300
555,000	C	Radio One, Inc., 6.375%, due 02/15/13	402,375
			7,031,252
		Metal Fabricate/Hardware: 0.1%
36,000	C	Valmont Industries, Inc., 6.875%, due 05/01/14	35,640
44,000	#, C	Wolverine Tube, Inc., 7.375%, due 08/01/08	38,720
			74,360
		Mining: 1.3%
27,000	C	Century Aluminum Co., 7.500%, due 08/15/14	26,325
463,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	492,516
525,000	&, #, C	Noranda Aluminium Acquisition Corp., 8.738%, due 05/15/15	414,750
			933,591
		Miscellaneous Manufacturing: 1.8%
340,000	C	Harland Clarke Holdings Corp., 9.500%, due 05/15/15	251,600
146,000	C	Indalex Holding Corp., 11.500%, due 02/01/14	119,720
58,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	46,110
355,000	C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	333,700
583,187		Rexnord Corp., 10.058%, due 03/02/13	532,158
			1,283,288
		Oil & Gas: 6.5%
225,000	#, C	Atlas Energy Resources LLC, 10.750%, due 02/01/18	228,938
180,000	C	Chaparral Energy, Inc., 8.875%, due 02/01/17	157,050
465,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	458,025
250,000	C	Denbury Resources, Inc., 7.500%, due 04/01/13	256,875
260,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	267,150
460,000	C	Forest Oil Corp., 7.250%, due 06/15/19	470,350
420,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	304,500
470,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	442,975
360,000	C	McMoRan Exploration Co., 11.875%, due 11/15/14	365,400
495,000	@@, C	OPTI Canada, Inc., 8.250%, due 12/15/14	492,525
39,000	@@, C	Paramount Resources Ltd., 8.500%, due 01/31/13	39,390
290,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	299,425

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$23,000	C	Premcor Refining Group, Inc., 7.500%, due 06/15/15	$24,085
100,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	97,000
450,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	436,500
355,000	#, C	Southwestern Energy Co., 7.500%, due 02/01/18	369,200
			4,709,388
		Oil & Gas Services: 0.9%
290,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	295,800
350,000	#, C	Key Energy Services, Inc., 8.375%, due 12/01/14	350,875
			646,675
		Packaging & Containers: 0.0%
28,000	C	Constar International, Inc., 11.000%, due 12/01/12	17,360
			17,360
		Pharmaceuticals: 0.0%
14,000	@@, C	Elan Finance PLC, 7.750%, due 11/15/11	13,090
			13,090
		Pipelines: 1.8%
765,000	C	El Paso Corp., 7.000%, due 06/15/17	790,634
495,000	@@, C	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	471,488
39,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	41,633
			1,303,755
		Real Estate: 0.1%
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	38,923
20,000	C	Ventas Realty LP, 8.750%, due 05/01/09	20,400
			59,323
		Retail: 4.6%
530,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	490,677
540,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	363,150
34,000	C	Couche-Tard US LP, 7.500%, due 12/15/13	34,085
755,000	&, C, W	General Nutrition Centers, Inc., 7.199%, due 03/15/14	634,200
235,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	249,688
39,000	C	Landry’s Restaurants, Inc., 9.500%, due 12/15/14	37,733
505,000	C	NPC International, Inc., 9.500%, due 05/01/14	459,550
75,000	C	Pantry, Inc., 7.750%, due 02/15/14	66,375
63,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	53,550
555,000	#, C	Rite Aid Corp., 6.125%, due 12/15/08	539,738
500,000	C	Rite Aid Corp., 7.500%, due 03/01/17	452,500
			3,381,246
		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	36,066
			36,066
		Semiconductors: 0.0%
14,000	@@, C	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	8,050
			8,050
		Software: 0.3%
320,000	#, C	Open Solutions, Inc., 9.750%, due 02/01/15	249,600
			249,600
		Telecommunications: 8.7%
250,000	C	Centennial Cellular Communications Corp., 8.125%, due 02/01/14	237,500
250,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	248,125
305,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	285,175
325,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	306,313
465,000	C	Citizens Communications Co., 9.000%, due 08/15/31	409,200
575,000	#, C	Cricket Communications, Inc., 9.375%, due 11/01/14	547,688
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	56,565
435,000	C	Intelsat Corp., 9.000%, due 06/15/16	440,438
370,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	374,625
520,000	&, C	iPCS, Inc., 6.489%, due 05/01/14	403,000
500,000	C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	462,500
20,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	19,100
590,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	557,550
860,000	C	Rural Cellular Corp., 6.076%, due 06/01/13	864,300
600,000	C	SunCom Wireless Holdings, Inc., 8.500%, due 06/01/13	627,750
30,000	#, C	Telcordia Technologies, Inc., 10.000%, due 03/15/13	21,150
200,000	C	West Corp., 9.500%, due 10/15/14	180,000
360,000	C	Windstream Corp., 7.000%, due 03/15/19	315,000
			6,355,979
		Textiles: 0.1%
45,000	#, C	Invista, 9.250%, due 05/01/12	46,238
			46,238
		Transportation: 0.7%
455,000	C	Bristow Group, Inc., 7.500%, due 09/15/17	459,550
55,000	@@, C	CHC Helicopter Corp., 7.375%, due 05/01/14	55,069
			514,619
		Total Corporate Bonds/Notes
		(Cost $77,814,593)	71,224,943

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
COMMON STOCK: 0.1%
		Telecommunications: 0.1%
1,107	@	iPCS, Inc.	$25,848
1,315		Virgin Media, Inc.	18,502
		Total Common Stock
		(Cost $58,904)	44,350
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
2,545	P	AES Trust VII	126,614
			126,614
		Media: 0.0%
2	&, P	ION Media Networks, Inc.	14,017
			14,017
		Total Preferred Stock
		(Cost $140,977)	140,631
WARRANTS: 0.0%
		Building Materials: 0.0%
195	#, I	Dayton Superior Corp.	2
			2
		Media: 0.0%
48		XM Satellite Radio Holdings, Inc.	48
			48
		Telecommunications: 0.0%
218	#	NTELOS, Inc. - CW10	—
			—
		Total Warrants
		(Cost $6,440)	50
		Total Long-Term Investments
		(Cost $78,020,914)	71,409,974
SHORT-TERM INVESTMENTS: 1.7%
		Mutual Fund: 1.2%
850,000	**	ING Institutional Prime Money Market Fund	$850,000
		Total Mutual Fund
		(Cost $850,000)	850,000

Principal Amount			Value
	Repurchase Agreement: 0.5%
$381,000	Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $381,024 to be received upon repurchase (Collateralized by $360,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $390,784, due 11/18/11)		$381,000
	Total Repurchase Agreement
	(Cost $381,000)		381,000
	Total Short-Term Investments
	(Cost $1,231,000)		1,231,000
	Total Investments in Securities
	(Cost $79,251,914)*	99.7%	$72,640,974
	Other Assets and Liabilities — Net	0.3	236,637
	Net Assets	100.0%	$72,877,611

@	Non-income producing security
@@	Foreign Issuer
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
**	Investment in affiliate
*	Cost for federal income tax purposes is $79,320,576.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$337,581
	Gross Unrealized Depreciation	(7,017,183)
	Net Unrealized Depreciation	$(6,679,602)

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP High Yield Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)

Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index	Buy	(3.750)	12/20/12	USD	2,000,000	$(26,421)
Merrill Lynch International	Centex Corp. 5.250%, 06/15/15	Sell	5.600	03/20/13	USD	2,000,000	59,657
Citibank N.A., New York	CMBX-NA-AAA 4 Index	Sell	0.350	02/17/51	USD	2,000,000	140,037
Merrill Lynch International	D.R. Horton Inc. 5.375%, 06/15/12	Buy	(4.600)	03/20/13	USD	2,000,000	(43,649)
Merrill Lynch International	Ford Motor Co. 6.500%, 08/01/18	Buy	(5.000)	03/20/13	USD	2,000,000	(20,502)
Merrill Lynch International	Ford Motor Credit Co. LLC 7.250%, 10/25/11	Sell	5.000	03/20/13	USD	2,000,000	69,487
Merrill Lynch International	General Motors 7.125%, 07/15/13	Sell	5.000	03/20/09	USD	1,000,000	(9,335)
Goldman Sachs International	Idearc Inc. 8.000%, 11/15/16	Sell	5.000	06/20/09	USD	1,000,000	(41,276)
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)	06/20/14	USD	1,000,000	206,316
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	600,000	(119,486)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	600,000	182,377
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	600,000	52,893
							$450,098

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP High Yield Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.920% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Citibank N.A., New York	09/25/10	GBP	4,000,000	$13,813
				$13,813

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$894,399	$—
Level 2- Other Significant Observable Inputs	70,483,554	463,910
Level 3- Significant Unobservable Inputs	1,263,021	—
Total	$72,640,974	$463,910

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$1,279,771	$(50,960)
Net purchases (sales)	—	264,437
Total realized and unrealized gain (loss)	(16,750)	(213,477)
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$1,263,021	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.3%
		Brazil: 1.1%
361,800		Cosan SA Industria e Comercio	$5,319,679
			5,319,679
		Canada: 7.6%
111,300		Barrick Gold Corp.	4,835,985
1,866,200	@	Bombardier, Inc. - Class B	9,945,067
153,512		EnCana Corp.	11,695,298
125,600	L	GoldCorp, Inc.	4,867,000
159,100	L	Petro-Canada	6,906,531
			38,249,881
		Finland: 1.8%
226,600	L	Fortum OYJ	9,244,609
			9,244,609
		France: 7.6%
405,515	L	AXA SA ADR	14,643,147
127,476		Sanofi-Aventis	9,561,102
186,380	L	Total SA	13,807,831
			38,012,080
		Germany: 7.6%
167,100		DaimlerChrysler AG	14,304,305
109,200	L	Deutsche Bank AG	12,345,060
61,593		E.ON AG	11,487,725
			38,137,090
		Hong Kong: 5.3%
688,000		Henderson Land Development Co., Ltd.	4,957,435
2,315,000		Hongkong Land Holdings Ltd.	9,606,234
1,063,500		Swire Pacific Ltd.	12,052,875
			26,616,544
		Italy: 4.3%
1,101,100		Enel S.p.A.	11,693,268
287,972		ENI S.p.A.	9,802,404
			21,495,672
		Japan: 21.6%
217,100		Daito Trust Construction Co., Ltd.	11,206,452
1,628		East Japan Railway Co.	13,575,197
420,000		Hino Motors Ltd.	2,802,091
947,000		Hitachi Ltd.	5,654,322
2,190,000		Nippon Express Co., Ltd.	12,669,903
13,100		Softbank Investment Corp.	3,169,883
924,500		Sumitomo Corp.	12,322,532
1,708		Sumitomo Mitsui Financial Group, Inc.	11,345,929
187,500		Tokyo Electron Ltd.	11,491,859
1,277,000	L	Toshiba Corp.	8,582,359
307,000		Toyota Motor Corp.	15,512,042
			108,332,569
		Mexico: 1.3%
6,274,800		Consorcio ARA, S.A. de C.V.	6,402,887
			6,402,887
		Netherlands: 7.1%
214,181	L	European Aeronautic Defence and Space Co. NV	5,070,281
745,400		Royal KPN NV	12,583,602
525,600		Unilever NV	17,693,593
			35,347,476
		Russia: 1.3%
73,900	L	OAO Gazprom ADR	3,765,868
25,300	@, L	Unified Energy System ADR	2,628,670
			6,394,538
		Singapore: 2.7%
970,000		United Overseas Bank Ltd.	13,573,032
			13,573,032
		South Korea: 2.7%
21,417		Samsung Electronics Co., Ltd.	13,543,093
			13,543,093
		Sweden: 1.6%
295,900		Swedbank AB	8,298,914
			8,298,914
		Switzerland: 3.2%
57,130	@	Swiss Life Holding	15,888,966
			15,888,966
		Taiwan: 2.2%
6,847,128		Wistron Corp.	10,940,151
			10,940,151
		Turkey: 0.9%
1,574,410	@	KOC Holding A/S	4,398,858
			4,398,858

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom: 13.4%
109,506		Anglo American PLC		$6,563,910
1,011,800		Barclays PLC		9,128,118
1,019,919		Cadbury Schweppes PLC		11,242,063
954,500		HSBC Holdings PLC		15,724,262
1,612,700		Marks & Spencer Group PLC		12,408,444
3,978,488		Vodafone Group PLC		11,825,696
				66,892,493
		Total Common Stock
		(Cost $486,881,721)		467,088,532
EXCHANGE-TRADED FUNDS: 3.3%
		Developed Markets: 3.3%
228,700	L	iShares MSCI EAFE Index Fund		16,443,530
		Total Exchange-Traded Funds
		(Cost $15,792,580)		16,443,530
		Total Long-Term Investments
		(Cost $502,674,301)		483,532,062
SHORT-TERM INVESTMENTS: 19.3%
		Mutual Fund: 4.9%
24,475,000	**, S	ING Institutional Prime Money Market Fund		24,475,000
		Total Mutual Fund
		(Cost $24,475,000)		24,475,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$2,508,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $2,508,157 to be received upon repurchase (Collateralized by $2,525,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $2,560,918, due 09/10/09)		$2,508,000
		Total Repurchase Agreement
		(Cost $2,508,000)		2,508,000

		Securities Lending Collateral(cc): 13.9%
69,399,000		Bank of New York Mellon Corp. Institutional Cash Reserves		69,399,000
		Total Securities Lending Collateral
		(Cost $69,399,000)		69,399,000
		Total Short-Term Investments
		(Cost $96,382,000)		96,382,000
		Total Investments in Securities
		(Cost $599,056,301)*	115.9%	$579,914,062
		Other Assets and Liabilities — Net	(15.9)	(79,717,680)
		Net Assets	100.0%	$500,196,382

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
**	Investment in affiliate
*	Cost for federal income tax purposes is $601,944,780.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$10,641,310
	Gross Unrealized Depreciation	(32,672,028)
	Net Unrealized Depreciation	$(22,030,718)

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	1.0%
Auto Manufacturers	6.5
Banks	14.1
Computers	2.2
Distribution/Wholesale	2.5
Electric	7.0
Electrical Components & Equipment	2.8
Food	6.8
Holding Companies - Diversified	3.3
Home Builders	1.3
Insurance	6.1
Internet	0.6
Mining	3.3
Miscellaneous Manufacturing	2.0
Oil & Gas	9.2
Pharmaceuticals	1.9
Real Estate	5.1
Retail	2.5
Semiconductors	5.0
Telecommunications	4.9
Transportation	5.2
Other Long-Term Investments	3.3
Short-Term Investments	19.3
Other Assets and Liabilities - Net	(15.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$508,007,062	$—
Level 2- Other Significant Observable Inputs	2,508,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$510,515,062	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.0%
		Aerospace/Defense: 2.3%
27,680		L-3 Communications Holdings, Inc.	$3,026,531
87,060	@, L	Orbital Sciences Corp.	2,098,146
			5,124,677
		Agriculture: 1.6%
46,760		Loews Corp.	3,392,438
			3,392,438
		Apparel: 2.4%
139,162	@, @@, L	Gildan Activewear, Inc.	5,199,092
			5,199,092
		Biotechnology: 1.2%
163,610	@, L	Millennium Pharmaceuticals, Inc.	2,529,411
			2,529,411
		Chemicals: 2.4%
22,860	@@	Agrium, Inc.	1,419,835
85,860	L	Ecolab, Inc.	3,728,900
			5,148,735
		Commercial Services: 7.3%
40,450	@, L	Advisory Board Co.	2,222,323
117,960	@	Corrections Corp. of America	3,246,259
21,223	@, L	FTI Consulting, Inc.	1,507,682
69,028	@, L	Geo Group, Inc.	1,963,156
15,580		Mastercard, Inc.	3,474,184
37,700		McKesson Corp.	1,974,349
26,460		Watson Wyatt Worldwide, Inc.	1,501,605
			15,889,558
		Computers: 2.8%
217,480	@	Brocade Communications Systems, Inc.	1,587,604
68,377	@, @@, L	Logitech International	1,739,511
140,730	@	NetApp, Inc.	2,821,637
			6,148,752
		Distribution/Wholesale: 0.2%
12,203	@, L	Fossil, Inc.	372,680
			372,680
		Diversified Financial Services: 6.0%
9,500	@	IntercontinentalExchange, Inc.	1,239,750
235,410	L	Invesco Ltd.	5,734,585
44,940	@	Investment Technology Group, Inc.	2,075,329
55,050	@, L	Nasdaq Stock Market, Inc.	2,128,233
91,270	L	OptionsXpress Holdings, Inc.	1,890,202
			13,068,099
		Electric: 2.6%
145,960	@, L	NRG Energy, Inc.	5,690,980
			5,690,980
		Electrical Components & Equipment: 0.5%
12,750	@	Energizer Holdings, Inc.	1,153,620
			1,153,620
		Electronics: 1.9%
61,089	@, L	Dolby Laboratories, Inc.	2,215,087
67,068	@	Flir Systems, Inc.	2,018,076
			4,233,163
		Engineering & Construction: 1.4%
57,540	@	McDermott International, Inc.	3,154,343
			3,154,343
		Environmental Control: 1.1%
68,440		Waste Management, Inc.	2,296,846
			2,296,846
		Food: 2.3%
78,540		WM Wrigley Jr. Co.	4,935,454
			4,935,454
		Healthcare - Products: 8.2%
75,600	@@	Covidien Ltd.	3,345,300
55,507	@, L	Hologic, Inc.	3,086,189
5,472	@	Intuitive Surgical, Inc.	1,774,843
44,820	@, L	Kinetic Concepts, Inc.	2,072,029
141,120	@	St. Jude Medical, Inc.	6,094,973
32,960	@	Varian Medical Systems, Inc.	1,543,846
			17,917,180
		Household Products/Wares: 1.3%
75,520	L	Tupperware Corp.	2,921,114
			2,921,114
		Housewares: 0.7%
38,780	L	Toro Co.	1,605,104
			1,605,104
		Internet: 3.8%
141,240	@	McAfee, Inc.	4,673,632
59,250	@, L	Valueclick, Inc.	1,022,063
80,270	@, L	VeriSign, Inc.	2,668,175
			8,363,870

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 1.9%
70,632		Roper Industries, Inc.	$4,198,366
			4,198,366
		Miscellaneous Manufacturing: 2.2%
50,230		ITT Corp.	2,602,416
49,860	@@	Tyco International Ltd.	2,196,333
			4,798,749
		Oil & Gas: 6.2%
28,120		Hess Corp.	2,479,622
45,580		Murphy Oil Corp.	3,743,941
100,750		Patterson-UTI Energy, Inc.	2,637,635
30,280		Sunoco, Inc.	1,588,792
50,075		XTO Energy, Inc.	3,097,640
			13,547,630
		Oil & Gas Services: 4.1%
65,300		BJ Services Co.	1,861,703
40,056	@, L	Exterran Holdings, Inc.	2,585,214
37,390	@	National Oilwell Varco, Inc.	2,182,828
32,960	@	Weatherford International Ltd.	2,388,611
			9,018,356
		Packaging & Containers: 2.4%
119,340	@	Pactiv Corp.	3,127,901
42,020	L	Silgan Holdings, Inc.	2,085,453
			5,213,354
		Pharmaceuticals: 4.3%
61,950	@, L	Hospira, Inc.	2,649,602
96,640	L	Perrigo Co.	3,646,227
35,230	@, L	United Therapeutics Corp.	3,054,441
			9,350,270
		Retail: 6.8%
14,771	@, L	Chipotle Mexican Grill, Inc.	1,434,116
21,580	@, L	Copart, Inc.	836,441
74,185	@	GameStop Corp.	3,836,106
177,530		TJX Cos., Inc.	5,870,917
79,500	@, L	Under Armour, Inc.	2,909,700
			14,887,280
		Savings & Loans: 1.3%
159,220		People’s United Financial, Inc.	2,756,098
			2,756,098
		Semiconductors: 1.8%
61,700	@	Nvidia Corp.	1,221,043
141,640	@, @@	Verigy Ltd.	2,668,498
			3,889,541
		Software: 9.6%
167,610	@	Activision, Inc.	4,577,429
58,230	@, L	Ansys, Inc.	2,010,100
75,540		Blackbaud, Inc.	1,834,111
30,610		Dun & Bradstreet Corp.	2,491,042
98,370	@	Fiserv, Inc.	4,730,613
130,990	@	Intuit, Inc.	3,538,040
36,910	@	Mantech International Corp.	1,674,238
			20,855,573
		Telecommunications: 3.4%
169,620	@	Juniper Networks, Inc.	4,240,500
107,300	@	SBA Communications Corp.	3,200,759
			7,441,259
		Total Common Stock
		(Cost $207,062,002)	205,101,592
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Health Care: 0.5%
30,500	L	Nationwide Health Properties, Inc.	1,029,375
		Total Real Estate Investment Trusts
		(Cost $1,008,667)	1,029,375
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
16,765	L	iShares Russell Midcap Growth Index Fund	1,698,295
47,193	L	KBW Regional Banking ETF	1,658,362
		Total Exchange-Traded Funds
		(Cost $3,405,718)	3,356,657
		Total Long-Term Investments
		(Cost $211,476,387)	209,487,624
SHORT-TERM INVESTMENTS: 16.5%
		Mutual Fund: 2.6%
5,725,000	**	ING Institutional Prime Money Market Fund	5,725,000
		Total Mutual Fund
		(Cost $5,725,000)	5,725,000

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value

		Repurchase Agreement: 0.6%
$1,281,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $1,281,080 to be received upon repurchase (Collateralized by $1,295,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $1,313,421, due 09/10/09)		$1,281,000
		Total Repurchase Agreement
		(Cost $1,281,000)		1,281,000

		Securities Lending Collateral(cc): 13.3%
29,128,000		Bank of New York Mellon Corp. Institutional Cash Reserves		29,128,000
		Total Securities Lending Collateral
		(Cost $29,128,000)		29,128,000
		Total Short-Term Investments
		(Cost $36,134,000)		36,134,000
		Total Investments in Securities
		(Cost $247,610,387)*	112.5%	$245,621,624
		Other Assets and Liabilities — Net	(12.5)	(27,302,909)
		Net Assets	100.0%	$218,318,715
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $248,233,103.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,837,184
		Gross Unrealized Depreciation		(8,448,663)
		Net Unrealized Depreciation		$(2,611,479)

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$215,212,624	$—
Level 2- Other Significant Observable Inputs	1,281,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$216,493,624	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 97.6%
		Apartments: 13.3%
42,560		AvalonBay Communities, Inc.		$4,107,891
77,800		BRE Properties, Inc.		3,544,568
118,700		Equity Residential		4,924,863
33,480		Essex Property Trust, Inc.		3,816,050
35,300		Post Properties, Inc.		1,363,286
110,500		UDR, Inc.		2,709,460
				20,466,118
		Diversified: 7.7%
66,000		Digital Realty Trust, Inc.		2,343,000
40,252		DuPont Fabros Technology, Inc.		663,755
84,800		Liberty Property Trust		2,638,128
72,100		Vornado Realty Trust		6,215,741
				11,860,624
		Health Care: 11.5%
122,300		HCP, Inc.		4,134,963
58,500		Health Care Real Estate Investment Trust, Inc.		2,640,105
89,100		Nationwide Health Properties, Inc.		3,007,125
87,600		Omega Healthcare Investors, Inc.		1,520,736
144,100		Ventas, Inc.		6,471,531
				17,774,460
		Hotels: 4.2%
32,700		FelCor Lodging Trust, Inc.		393,381
316,001		Host Hotels & Resorts, Inc.		5,030,736
12,420		LaSalle Hotel Properties		356,827
53,000		Strategic Hotel Capital, Inc.		695,890
				6,476,834
		Office Property: 13.1%
61,800		BioMed Realty Trust, Inc.		1,476,402
90,600		Boston Properties, Inc.		8,341,542
35,650		Corporate Office Properties Trust SBI MD		1,198,197
117,400		Douglas Emmett, Inc.		2,589,844
72,200		Highwoods Properties, Inc.		2,243,254
34,100		Kilroy Realty Corp.		1,674,651
32,200		SL Green Realty Corp.		2,623,334
				20,147,224
		Real Estate: 1.4%
44,700		Home Properties, Inc.		2,145,153
				2,145,153
		Regional Malls: 18.7%
44,200		CBL & Associates Properties, Inc.		1,040,026
127,200		General Growth Properties, Inc.		4,855,224
59,600		Macerich Co.		4,188,092
159,500		Simon Property Group, Inc.		14,819,145
73,700		Taubman Centers, Inc.		3,839,770
				28,742,257
		Shopping Centers: 14.1%
48,000		Acadia Realty Trust		1,159,200
82,400		Equity One, Inc.		1,975,128
73,100		Federal Realty Investment Trust		5,698,145
102,757		Kimco Realty Corp.		4,024,992
85,200		Regency Centers Corp.		5,517,552
86,300		Tanger Factory Outlet Centers, Inc.		3,319,961
				21,694,978
		Storage: 6.3%
91,600		Extra Space Storage, Inc.		1,483,004
93,486		Public Storage, Inc.		8,284,729
				9,767,733
		Warehouse/Industrial: 7.3%
72,200		AMB Property Corp.		3,929,124
125,500		Prologis		7,386,930
				11,316,054
		Total Real Estate Investment Trusts
		(Cost $162,701,449)		150,391,435

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.1%
		U.S. Government Agency Obligations: 1.1%
$1,624,000	z	Federal Home Loan Bank, 1.300%, due 04/01/08		$1,623,941
		Total Short-Term Investments
		(Cost $1,623,941)		1,623,941
		Total Investments in Securities
		(Cost $164,325,390)*	98.7%	$152,015,376
		Other Assets and Liabilities — Net	1.3	2,029,926
		Net Assets	100.0%	$154,045,302

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of March 31, 2008 (Unaudited) (continued)

z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $173,753,525.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,551,436
	Gross Unrealized Depreciation	(25,289,585)
	Net Unrealized Depreciation	$(21,738,149)

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$150,391,435	$—
Level 2- Other Significant Observable Inputs	1,623,941	—
Level 3- Significant Unobservable Inputs	—	—
Total	$152,015,376	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.8%
		Advertising: 0.5%
28,254	@	inVentiv Health, Inc.	$813,998
			813,998
		Aerospace/Defense: 2.7%
31,700		DRS Technologies, Inc.	1,847,476
34,200	@	Moog, Inc.	1,443,582
25,700	@	Teledyne Technologies, Inc.	1,207,900
			4,498,958
		Apparel: 1.5%
5,600	@, L	Deckers Outdoor Corp.	603,792
48,200	@, @@, L	Gildan Activewear, Inc.	1,800,752
			2,404,544
		Banks: 0.7%
105,700	L	Bank Mutual Corp.	1,135,218
			1,135,218
		Biotechnology: 2.8%
21,900	@, L	Alexion Pharmaceuticals, Inc.	1,298,670
158,089	@, L	Human Genome Sciences, Inc.	931,144
9,021	@, L	Integra LifeSciences Holdings Corp.	392,143
71,100	@, L	Millennium Pharmaceuticals, Inc.	1,099,206
23,100	@, L	Myriad Genetics, Inc.	930,699
			4,651,862
		Chemicals: 2.5%
32,500	L	Albemarle Corp.	1,186,900
24,300	L	Minerals Technologies, Inc.	1,526,040
36,100		UAP Holding Corp.	1,384,074
			4,097,014
		Commercial Services: 7.1%
15,500	@, L	Advisory Board Co.	851,570
18,869	@, L	Capella Education Co.	1,030,247
56,000	@	Corrections Corp. of America	1,541,120
19,600	L	DeVry, Inc.	820,064
86,443	L	Diamond Management & Technology Consultants, Inc.	557,557
32,100	@	FTI Consulting, Inc.	2,280,384
67,100	@	Geo Group, Inc.	1,908,324
31,300	L	Sotheby’s	904,883
50,800	@, L	Vistaprint Ltd.	1,775,460
			11,669,609
		Computers: 5.8%
62,400	@	Ansoft Corp.	1,904,448
204,800	@	Brocade Communications Systems, Inc.	1,495,040
28,600	@, L	CACI International, Inc.	1,302,730
14,100	@, L	Data Domain, Inc.	335,580
97,400	@, L	Mentor Graphics Corp.	860,042
36,416	@	Micros Systems, Inc.	1,225,763
101,600	@, @@, L	Ness Technologies, Inc.	964,184
22,500		Syntel, Inc.	599,625
44,907	@, @@, L	Xyratex Ltd.	805,632
			9,493,044
		Cosmetics/Personal Care: 0.1%
26,300	@, L	Physicians Formula Holdings, Inc.	234,596
			234,596
		Distribution/Wholesale: 0.7%
48,900	@	LKQ Corp.	1,098,783
			1,098,783
		Diversified Financial Services: 3.0%
14,200	L	Greenhill & Co., Inc.	987,752
20,700	@	Investment Technology Group, Inc.	955,926
62,100		OptionsXpress Holdings, Inc.	1,286,091
12,389	@, L	Piper Jaffray Cos.	420,730
37,949		Waddell & Reed Financial, Inc.	1,219,301
			4,869,800
		Electrical Components & Equipment: 0.8%
70,100	@, L	Greatbatch, Inc.	1,290,541
			1,290,541
		Electronics: 3.8%
36,000	@, L	Cymer, Inc.	937,440
50,600	@	Flir Systems, Inc.	1,522,554
41,200		Keithley Instruments, Inc.	399,640
50,900	@	MEMSIC, Inc.	305,909
35,900	@	Thomas & Betts Corp.	1,305,683
30,800	@	Varian, Inc.	1,783,936
			6,255,162
		Engineering & Construction: 0.4%
31,300	@	EMCOR Group, Inc.	695,173
			695,173

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Environmental Control: 1.5%
25,200		Energy Solutions, Inc.	$578,088
59,100	@	Waste Connections, Inc.	1,816,734
			2,394,822
		Gas: 1.5%
55,700	L	Piedmont Natural Gas Co.	1,462,682
34,100	L	Southwest Gas Corp.	953,436
			2,416,118
		Hand/Machine Tools: 0.5%
25,500	L	Franklin Electric Co., Inc.	871,335
			871,335
		Healthcare — Products: 3.5%
50,900	@, L	Accuray, Inc.	397,529
40,200	@, L	Hologic, Inc.	2,235,120
12,800		Meridian Bioscience, Inc.	427,904
87,022	@, L	Micrus Endovascular Corp.	1,075,592
107,230	@, L	Spectranetics Corp.	896,443
50,700	@	Volcano Corp.	633,750
			5,666,338
		Healthcare — Services: 2.8%
25,100	@, L	Amedisys, Inc.	987,434
27,300	@	Magellan Health Services, Inc.	1,083,537
26,800	@, L	Psychiatric Solutions, Inc.	909,056
29,900		Universal Health Services, Inc.	1,605,331
			4,585,358
		Housewares: 0.9%
37,700		Toro Co.	1,560,403
			1,560,403
		Insurance: 1.7%
35,725	@@	Aspen Insurance Holdings Ltd.	942,426
54,300	L	Fidelity National Title Group, Inc.	995,319
27,700	@@	Platinum Underwriters Holdings Ltd.	899,142
			2,836,887
		Internet: 2.8%
40,500	@	Blue Coat Systems, Inc.	892,620
11,900	@, L	Priceline.com, Inc.	1,438,234
75,200	@, L	Trizetto Group	1,255,088
57,400	@	Valueclick, Inc.	990,150
			4,576,092
		Leisure Time: 1.7%
36,779	@, L	Life Time Fitness, Inc.	1,147,873
47,000	@, L	WMS Industries, Inc.	1,690,590
			2,838,463
		Lodging: 0.4%
72,400	@	Red Lion Hotels Corp.	619,744
			619,744
		Machinery - Diversified: 3.1%
15,400	@, L	Middleby Corp.	960,806
29,700		Nordson Corp.	1,599,345
11,400		Roper Industries, Inc.	677,616
48,000		Wabtec Corp.	1,807,680
			5,045,447
		Metal Fabricate/Hardware: 0.2%
8,000	@, L	Ladish Co., Inc.	288,000
			288,000
		Mining: 0.8%
160,700	@, L	Coeur d’Alene Mines Corp.	649,228
13,300	@, L	RTI International Metals, Inc.	601,293
			1,250,521
		Miscellaneous Manufacturing: 1.5%
44,400	L	Barnes Group, Inc.	1,018,980
45,700	@, L	EnPro Industries, Inc.	1,425,383
			2,444,363
		Oil & Gas: 5.2%
34,600	@, L	Carrizo Oil & Gas, Inc.	2,050,742
90,600	@, L	EXCO Resources, Inc.	1,676,100
99,400	@, L	McMoRan Exploration Co.	1,718,626
76,300	@, L	Parallel Petroleum Corp.	1,493,191
95,700	@, L	Petroquest Energy, Inc.	1,659,438
			8,598,097
		Oil & Gas Services: 1.5%
25,600	@, L	Allis-Chalmers Energy, Inc.	353,024
10,000	@, L	Core Laboratories NV	1,193,000
18,500	@	Dril-Quip, Inc.	859,695
			2,405,719
		Packaging & Containers: 1.3%
30,700		Greif, Inc.	2,085,451
			2,085,451
		Pharmaceuticals: 3.5%
146,653	@, L	Akorn, Inc.	693,669
48,800	@, L	BioMarin Pharmaceuticals, Inc.	1,726,056
58,727	@, L	MannKind Corp.	350,600
25,400		Omnicare, Inc.	461,264
63,500	@, L	Sciele Pharma, Inc.	1,238,250
14,600	@, L	United Therapeutics Corp.	1,265,820
			5,735,659

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail: 5.3%
14,100		Cash America International, Inc.	$513,240
12,000	@	Chipotle Mexican Grill, Inc.	1,165,080
12,600	@	Gymboree Corp.	502,488
54,267	@, L	JOS A Bank Clothiers, Inc.	1,112,474
27,200		Longs Drug Stores Corp.	1,154,912
45,700	@, L	Morton’s Restaurant Group, Inc.	362,401
38,700	@, L	Pantry, Inc.	815,796
31,200	L	Phillips-Van Heusen	1,183,104
81,800	@, L	Sonic Corp.	1,802,872
			8,612,367
		Savings & Loans: 0.7%
87,800	L	NewAlliance Bancshares, Inc.	1,076,428
			1,076,428
		Semiconductors: 7.3%
198,000	@	Entegris, Inc.	1,423,620
40,200	@	Fairchild Semiconductor International, Inc.	479,184
67,600	@	Formfactor, Inc.	1,291,160
129,000	@	Integrated Device Technology, Inc.	1,151,970
95,900	L	Micrel, Inc.	888,993
41,100	@	MKS Instruments, Inc.	879,540
170,300	@, L	ON Semiconductor Corp.	967,304
15,100	@	QLogic Corp.	231,785
120,300	@	Semtech Corp.	1,723,899
109,400	@	Teradyne, Inc.	1,358,748
82,700	@, @@	Verigy Ltd.	1,558,068
			11,954,271
		Software: 6.9%
62,800	@	Ansys, Inc.	2,167,855
61,000		Blackbaud, Inc.	1,481,080
119,659	@, L	Double-Take Software, Inc.	1,397,617
98,900	@, L	EPIQ Systems, Inc.	1,534,928
32,724	@, L	MSCI, Inc. - Class A	973,539
23,500	@, L	SPSS, Inc.	911,330
70,500	@, L	THQ, Inc.	1,536,900
44,800	@, L	Ultimate Software Group, Inc.	1,346,688
			11,349,937
		Telecommunications: 6.1%
107,800		Alaska Communications Systems Group, Inc.	1,319,472
17,500	@, L	Anixter International, Inc.	1,120,700
137,000	@, L	Aruba Networks, Inc.	713,770
33,200	@	CommScope, Inc.	1,156,356
27,300	@	Comtech Telecommunications	1,064,700
79,500	@	Foundry Networks, Inc.	920,610
144,800	@	Ixia	1,123,648
51,300	@	SBA Communications Corp.	1,530,279
66,900	@, L	Time Warner Telecom, Inc.	1,036,281
			9,985,816
		Transportation: 1.7%
45,100	@, L	Genesee & Wyoming, Inc.	1,551,440
20,300	@	HUB Group, Inc.	667,667
32,300	L	Knight Transportation, Inc.	531,658
			2,750,765
		Total Common Stock
		(Cost $160,609,038)	155,156,703
REAL ESTATE INVESTMENT TRUSTS: 3.0%
		Diversified: 1.2%
53,316	L	Digital Realty Trust, Inc.	1,892,718
			1,892,718
		Health Care: 1.1%
54,200	L	Nationwide Health Properties, Inc.	1,829,250
			1,829,250
		Real Estate: 0.7%
24,800	L	Home Properties, Inc.	1,190,152
			1,190,152
		Total Real Estate Investment Trusts
		(Cost $4,754,087)	4,912,120
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
6,716	L	iShares Russell 2000 Growth Index Fund	489,193
		Total Exchange-Traded Funds
		(Cost $463,653)	489,193
		Total Long-Term Investments
		(Cost $165,826,778)	160,558,016

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 27.9%
		Mutual Fund: 1.8%
2,975,000	**	ING Institutional Prime Money Market Fund		$2,975,000
		Total Mutual Fund
		(Cost $2,975,000)		2,975,000

Principal Amount				Value

		Repurchase Agreement: 0.5%
$797,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $797,050 to be received upon repurchase (Collateralized by $803,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $813,707, due 09/16/08)		$797,000
		Total Repurchase Agreement
		(Cost $797,000)		797,000

		Securities Lending Collateral(cc): 25.6%
41,808,000		Bank of New York Mellon Corp. Institutional Cash Reserves		41,808,000
		Total Securities Lending Collateral
		(Cost $41,808,000)		41,808,000
		Total Short-Term Investments
		(Cost $45,580,000)		45,580,000
		Total Investments in Securities
		(Cost $211,406,778)*	126.0%	$206,138,016
		Other Assets and Liabilities — Net	(26.0)	(42,480,406)
		Net Assets	100.0%	$163,657,610

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
**	Investment in affiliate
*	Cost for federal income tax purposes is $212,028,060.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$13,452,078
	Gross Unrealized Depreciation	(19,342,122)
	Net Unrealized Depreciation	$(5,890,044)

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$163,533,016	$—
Level 2- Other Significant Observable Inputs	797,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$164,330,016	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2008